LOANS LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 106,622	$ 133,671
Reclassification from (to) nonaccretable difference	1,075	23,216	$ 1,470
Accretion	(21,544)	(33,730)	(58,422)
Other net activity	(21,296)	(16,535)	(34,071)
Balance at end of period		106,622	133,671
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	106,622	133,671	224,694
Balance at end of period	$ 64,857	$ 106,622	$ 133,671